Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Components of the net investment in finance leases
Future minimum lease payment receivable	$ 2,002,077	$ 2,053,619
Estimated residual receivable	295,336	299,919
Gross finance lease receivable	2,297,413	2,353,538
Unearned income	(647,228)	(672,950)
Net investment in finance leases	$ 1,650,185	$ 1,680,588
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	93.00%